                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calender Year or Quarter Ended: December 31, 1999
                                                       -----------------

          Check here if Amendment [ ]: Amendment Number:______________

                        This Amendement (Check only one):

                        / / is a restatement
                        / / adds new holdings entries

Institutional Investment Manger Filing this Report:
Name:             Maple Row Management, Inc.
Address:          112 Rowayton Avenue
                  Rowayton, CT 06853



Form of 13F File Number:_________________

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Eric Blattman
Title:            President
Phone:            (203)854-5015

Signature, Place and Date of Signing:

/s/ Eric Blattman           112 Rowayton Avenue,               February 10,2000
                            Rowayton
                            Connecticut 06853


Report Type (Check only one):

/X/ 13F HOLDINGS REPORT

/ / 13F NOTICE

/ / 13F COMBINATION REPORT


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:


Number of Other Included Mangers:            0

Form 13F Information Table Entry Total:      26

Form 13F Information Table Value Total:      $185692 (thousands)

List of Other Included Managers:             None



                                       2

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

                           Form 13F INFORMATION TABLE

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                 Column 1             Column 2    Column 3     Column 4               Column 5
---------------------------------------------------------------------------------------------------------
                 Name of              Title of     CUSIP        Value     Shrs or prn  SH/PRN  Put/Call
                                         Class                 (x$1000)      amt
                  Issuer
---------------------------------------------------------------------------------------------------------
Alloy Online Inc.                       Common    019855105    6405.525     406,700        SH     --
---------------------------------------------------------------------------------------------------------
Amkor Technology Inc.                   Common    031652100   17488.125     621,800        SH     --
---------------------------------------------------------------------------------------------------------
Anadigics Inc.                          Common    032515108   4912.2188     104,100        SH     --
---------------------------------------------------------------------------------------------------------
Applied Science and Technology Inc.     Common    038236105   1831.2099      55,100        SH     --
---------------------------------------------------------------------------------------------------------
Artisan Components Inc.                 Common    042923102   2425.2705     117,500        SH     --
---------------------------------------------------------------------------------------------------------
ASM International N.V.                  Common    N07045102     12866.2     559,400        SH     --
---------------------------------------------------------------------------------------------------------
Aspect Communications Inc.              Common    04523Q102    7629.375     195,000        SH     --
---------------------------------------------------------------------------------------------------------
Celeritek Inc.                          Common    150926103      2566.2     131,600        SH     --
---------------------------------------------------------------------------------------------------------
Coinstar Inc.                           Common    19259P300      5577.6     398,400        SH     --
---------------------------------------------------------------------------------------------------------
Daleen Technologies                     Common    23437N104         875      40,000        SH     --
---------------------------------------------------------------------------------------------------------
Dupont Photomasks Inc.                  Common    26613X101     3618.75      75,000        SH     --
---------------------------------------------------------------------------------------------------------
Efficient Networks Inc.                 Common    282056100      3787.6      55,700        SH     --
---------------------------------------------------------------------------------------------------------
Evolving Systems Inc.                   Common    30049R100     596.475      72,300        SH     --
---------------------------------------------------------------------------------------------------------
IKOS Systems Inc.                       Common    451716203   3479.4375     361,500        SH     --
---------------------------------------------------------------------------------------------------------
Leapnet Inc.                            Common    521864108      485.66      70,000        SH     --
---------------------------------------------------------------------------------------------------------
LTX Corp.                               Common    502392103     988.975      44,200        SH     --
---------------------------------------------------------------------------------------------------------
MEMC Electronic Materials Inc.          Common    552715104    7280.175     594,300        SH     --
---------------------------------------------------------------------------------------------------------
Orckit Communications LTD               Common    M7531S107   3149.8875      91,800        SH     --
---------------------------------------------------------------------------------------------------------
PCD Inc.                                Common    69318P106    1349.325     199,900        SH     --
---------------------------------------------------------------------------------------------------------
Photronics Inc.                         Common    719405102     9583.65     334,800        SH     --
---------------------------------------------------------------------------------------------------------
Pilot Network Services Inc.             Common    721596104     10286.4     428,600        SH     --
---------------------------------------------------------------------------------------------------------
Robotic Vision Systems Inc.             Common    771074101     2451.25     265,000        SH     --
---------------------------------------------------------------------------------------------------------
Rudolph Technologies Inc.               Common    781270103     8056.75     240,500        SH     --
---------------------------------------------------------------------------------------------------------
Systems and Computer Technology Corp.   Common    871873105      2021.5     124,400        SH     --
---------------------------------------------------------------------------------------------------------
Technology Solutions Co                 Common    87872T108    4201.825     128,300        SH     --
---------------------------------------------------------------------------------------------------------
Web Street Inc.                         Common    947336103   1760.9625     142,300        SH     --
---------------------------------------------------------------------------------------------------------
Xicor Inc                               Common    984903104   60016.725     528,200        SH     --
---------------------------------------------------------------------------------------------------------
                                                              185692.07


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                 Column 1                Column 6  Column 7        Column 8
--------------------------------------------------------------------------------
                 Name of                Investment   Other     Voting authority
                                        discretion           -------------------
                  Issuer                            managers  Sole  Shared  None
--------------------------------------------------------------------------------
Alloy Online Inc.                         Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Amkor Technology Inc.                     Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Anadigics Inc.                            Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Applied Science and Technology Inc.       Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Artisan Components Inc.                   Sole        None    Sole    --     --
--------------------------------------------------------------------------------
ASM International N.V.                    Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Aspect Communications Inc.                Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Celeritek Inc.                            Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Coinstar Inc.                             Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Daleen Technologies                       Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Dupont Photomasks Inc.                    Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Efficient Networks Inc.                   Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Evolving Systems Inc.                     Sole        None    Sole    --     --
--------------------------------------------------------------------------------
IKOS Systems Inc.                         Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Leapnet Inc.                              Sole        None    Sole    --     --
--------------------------------------------------------------------------------
LTX Corp.                                 Sole        None    Sole    --     --
--------------------------------------------------------------------------------
MEMC Electronic Materials Inc.            Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Orckit Communications LTD                 Sole        None    Sole    --     --
--------------------------------------------------------------------------------
PCD Inc.                                  Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Photronics Inc.                           Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Pilot Network Services Inc.               Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Robotic Vision Systems Inc.               Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Rudolph Technologies Inc.                 Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Systems and Computer Technology Corp.     Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Technology Solutions Co                   Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Web Street Inc.                           Sole        None    Sole    --     --
--------------------------------------------------------------------------------
Xicor Inc                                 Sole        None    Sole    --     --
--------------------------------------------------------------------------------

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